NET TRADING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of trading income (expense) [text block] [Abstract]
Disclosure of trading income (expense) [text block]

NOTE 7: NET TRADING INCOME

	2018 £m	2017 £m	2016 £m
Foreign exchange translation gains/(losses)	342	(174)	1,363
Gains on foreign exchange trading transactions	580	517	542
Total foreign exchange	922	343	1,905
Investment property gains (losses) (note 26)	139	230	(83)
Securities and other gains (see below)	(4,937)	11,244	16,723
Net trading income	(3,876)	11,817	18,545

Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2018 £m	2017 £m	2016 £m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	(8)	404	(428)
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	(26)	1,122	4,771
Equity shares	(4,747)	9,862	12,534
	(4,781)	11,388	16,877
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(156)	(144)	(154)
Securities and other gains	(4,937)	11,244	16,723